Net Loss Per Share (Details) - Schedule of Computation of Diluted Net Income (Loss) Per Share - shares	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per share	21,943,580	9,558,028
Public Warrants and Private Warrants [Member]
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per share	9,000,000
Earnout Shares [Member]
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per share	3,500,000
PIPE Make-Whole Shares [Member]
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per share	1,052,030
RSUs [Member]
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per share	4,444,192	314,241
Stock Options [Member]
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per share	2,792,413	6,173,833
Convertible Preferred Stock (on an as-converted basis) [Member]
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per share		2,254,901
Common Stock Warrants [Member]
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per share	1,154,945	628,925
Convertible Notes [Member]
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per share		186,128